Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation provided to our NEOs and certain measures of Endeavor performance in the years ended December 31, 2023, 2022, and 2021 for services to Endeavor (and TKO, if applicable) in all capacities.

	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)		Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA ($) (7)
Fiscal Year						Total Shareholder Return ($) (5)	Peer Group Index Total Shareholder Return ($) (6)
2023	83,879,505	74,373,233	18,070,291	13,641,385		94.67	97.96	557,469,000	1,215,723,000
2022	19,068,011	(166,119,004)	13,975,572	(14,113,122	) (4)	89.44	59.17	321,664,000	1,163,528,000
2021	308,177,233	386,056,984	48,778,270	74,807,724		138.45	105.78	(467,479,000)	880,316,000

(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Seth Krauss
2022	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Seth Krauss
2021	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Christian Muirhead

(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2021		2022			2023
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)		PEO ($)	Average non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(293,746,113)	(41,797,020)	—	(6,196,764)		(43,470,921)	(7,060,606)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	380,661,677	52,259,552	—	2,943,090		31,666,256	2,512,106
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	38,505,145	3,251,466	—	—		3,470,827	221,371
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,278,021	—	(167,272,426)	(25,235,736	) (a)	(3,952,000)	(237,849)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	37,077,426	8,028,197	(17,914,589)	(1,648,880)		2,779,566	136,073
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(103,124,000)	—	—	—		—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—		—	—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	13,227,595	4,287,258	—	2,049,596		—	—

Total Adjustments	77,879,751	26,029,454	(185,187,015)	(36,063,194)		(9,506,272)	(4,428,905)

(a)
In the Pay Versus Performance table included in our proxy statement for the 2023 annual meeting, this amount was shown as $(33,210,236) due to a calculation error. The decrease in the fair value of one of our performance-vesting restricted stock unit awards (which fair value for purposes of this table was based on a Monte Carlo simulation model), was overstated resulting in this amount in our proxy statement for the 2023 annual meeting being inadvertently reduced by an additional $7,974,500. As such, the amount set forth in this table has been adjusted accordingly to $(25,235,736) to correct this error.

(3)
The fair values of restricted stock units and stock options included in the CAP to our PEO and the Average CAP to our
Non-PEO
NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form
10-K
for the year ended December 31, 2023. Any changes to the fair values of our time-vesting
restricted stock units from the grant date (for current year grants) and from prior year-end
(for prior year grants) are based on our updated stock price at the respective measurement dates. Any changes to the fair values of our performance-vesting
restricted stock units from prior
year-end
are based on an updated Monte Carlo simulation model, which utilizes multiple input variables, including expected volatility of our stock price, the risk-free
interest rate and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for such award. Any changes to the stock option fair values are based on an updated
Black-Scholes
valuation, which utilizes multiple input variables, including expected volatility of our stock price, the risk-free
interest rate and expected life. For all years presented, the meaningful increases or decreases in the year-end
restricted stock unit and stock option fair value from the fair value on the grant date were affected significantly by changes in the stock price. For additional information on the assumptions used to calculate the valuation of the awards, see the notes to our audited consolidated financial statements included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023 and prior fiscal years.

(4)
In the Pay Versus Performance table included in our proxy statement for the 2023 annual meeting, this amount was shown as $(22,087,622) due to a calculation error. The amount set forth in this table has been adjusted accordingly to correct this error. For a description of the calculation error, see footnote 8 to this table.

(5)	TSR measured from April 29, 2021, our first trading day on the NYSE.

(6)
The values disclosed represent the measurement period value of an initial fixed investment of $100 on April 29, 2021 in the S&P 500 Media and Entertainment Industry Group Index valued on December 31, 2021, December 31, 2022 and December 31, 2023 (assuming reinvestment of dividends).

(7)
Endeavor believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is a non-GAAP
measure and is calculated from our audited financial statements as follows: net income (loss), excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger, acquisition and earn-our costs, certain legal costs, restructuring, severance and impairment charges, certain non-cash fair value adjustments, certain equity earnings, net gains on sales of businesses, tax receivable agreement liability adjustment, and certain other items, when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see our Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on pages 53 through 55 of our Annual Report.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Seth Krauss
2022	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Seth Krauss
2021	Ariel Emanuel	Jason Lublin, Patrick Whitesell, Mark Shapiro and Christian Muirhead

Peer Group Issuers, Footnote	The values disclosed represent the measurement period value of an initial fixed investment of $100 on April 29, 2021 in the S&P 500 Media and Entertainment Industry Group Index valued on December 31, 2021, December 31, 2022 and December 31, 2023 (assuming reinvestment of dividends).
PEO Total Compensation Amount	$ 83,879,505	$ 19,068,011	$ 308,177,233
PEO Actually Paid Compensation Amount	$ 74,373,233	(166,119,004)	386,056,984
Adjustment To PEO Compensation, Footnote
(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2021		2022			2023
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)		PEO ($)	Average non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(293,746,113)	(41,797,020)	—	(6,196,764)		(43,470,921)	(7,060,606)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	380,661,677	52,259,552	—	2,943,090		31,666,256	2,512,106
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	38,505,145	3,251,466	—	—		3,470,827	221,371
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,278,021	—	(167,272,426)	(25,235,736	) (a)	(3,952,000)	(237,849)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	37,077,426	8,028,197	(17,914,589)	(1,648,880)		2,779,566	136,073
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(103,124,000)	—	—	—		—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—		—	—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	13,227,595	4,287,258	—	2,049,596		—	—

Total Adjustments	77,879,751	26,029,454	(185,187,015)	(36,063,194)		(9,506,272)	(4,428,905)

Non-PEO NEO Average Total Compensation Amount	$ 18,070,291	13,975,572	48,778,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,641,385	(14,113,122)	74,807,724
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2021		2022			2023
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)		PEO ($)	Average non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(293,746,113)	(41,797,020)	—	(6,196,764)		(43,470,921)	(7,060,606)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	380,661,677	52,259,552	—	2,943,090		31,666,256	2,512,106
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	38,505,145	3,251,466	—	—		3,470,827	221,371
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,278,021	—	(167,272,426)	(25,235,736	) (a)	(3,952,000)	(237,849)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	37,077,426	8,028,197	(17,914,589)	(1,648,880)		2,779,566	136,073
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(103,124,000)	—	—	—		—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—		—	—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	13,227,595	4,287,258	—	2,049,596		—	—

Total Adjustments	77,879,751	26,029,454	(185,187,015)	(36,063,194)		(9,506,272)	(4,428,905)

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of Endeavor and of the S&P 500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on April 29, 2021 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021, 2022 and 2023.

	FY 2021	FY 2022	FY 2023
Company TSR	$138	$89	$95
S&P 500 Media and Entertainment Index TSR	$106	$59	$98
PEO Compensation Actually Paid (in millions)	$386	($166)	$74
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$75	($14)	$14

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) Endeavor’s Net Income and (ii) compensation actually paid to our PEO and a
v
erage compensation actually paid to our
non-PEO
named executive officers for the years ended December 31, 2021, 2022 and 2023.

	FY 2021	FY 2022	FY 2023
Net Income (in millions)	($467)	$322	$557
PEO Compensation Actually Paid (in millions)	$386	($166)	$74
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$75	($14)	$14

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) Endeavor’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021, 2022 and 2023.

	FY 2021	FY 2022	FY 2023
Adjusted EBITDA (in millions) (1)	$880	$1,164	$1,216
PEO Compensation Actually Paid (in millions)	$386	($166)	$74
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$75	($14)	$14

(1)
Adjusted EBITDA is a
non-GAAP
measure and is calculated from our audited financial statements as follows: net income (loss), excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger, acquisition and earn-our costs, certain legal costs, restructuring, severance and impairment charges, certain non-cash fair value adjustments, certain equity earnings, net gains on sales of businesses, tax receivable agreement liability adjustment, and certain other items, when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on pages 53 through 55 of our Annual Report.

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of Endeavor and of the S&P 500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on April 29, 2021 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the years ended December 31, 2021, 2022 and 2023.

	FY 2021	FY 2022	FY 2023
Company TSR	$138	$89	$95
S&P 500 Media and Entertainment Index TSR	$106	$59	$98
PEO Compensation Actually Paid (in millions)	$386	($166)	$74
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$75	($14)	$14

Tabular List, Table
2023 Pay Versus Performance Tabular List
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the performance measure that we believe represents the most important financial performance measure used by us to link CAP to our NEOs for the fiscal year ended December 31, 2023. Such performance measure represented the only financial performance measure that was used by the Company to link compensation actually paid to our named executive officers for fiscal year 2023 to company performance.
Performance measure
Adjusted EBITDA

Total Shareholder Return Amount	$ 94.67	89.44	138.45
Peer Group Total Shareholder Return Amount	97.96	59.17	105.78
Net Income (Loss)	$ 557,469,000	$ 321,664,000	$ (467,479,000)
Company Selected Measure Amount	1,215,723,000	1,163,528,000	880,316,000
PEO Name	Ariel Emanuel
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Endeavor believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is a non-GAAP
	measure and is calculated from our audited financial statements as follows: net income (loss), excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger, acquisition and earn-our costs, certain legal costs, restructuring, severance and impairment charges, certain non-cash fair value adjustments, certain equity earnings, net gains on sales of businesses, tax receivable agreement liability adjustment, and certain other items, when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see our Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on pages 53 through 55 of our Annual Report.
PEO | Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (43,470,921)		$ (293,746,113)
PEO | Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,666,256		380,661,677
PEO | Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,470,827		38,505,145
PEO | Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,952,000)	$ (167,272,426)	5,278,021
PEO | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,779,566	(17,914,589)	37,077,426
PEO | Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(103,124,000)
PEO | Incremental Fair Value of Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,227,595
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,506,272)	(185,187,015)	77,879,751
Non-PEO NEO | Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,060,606)	(6,196,764)	(41,797,020)
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,512,106	2,943,090	52,259,552
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,371		3,251,466
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,849)	(25,235,736)
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,073	(1,648,880)	8,028,197
Non-PEO NEO | Incremental Fair Value of Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,049,596	4,287,258
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,428,905)	$ (36,063,194)	$ 26,029,454